UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Medical Fund Management, LLC
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:  028-13272

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                  1/5/09
-------------------               -------------                ---------
  [Signature]                     [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                                  TITLE OF          CUSIP       VALUE     SHARES      SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                    CLASS                       (x$1000)    PRN  AMT    PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ADOLOR CORP                       COM               00724X102      5,884      636,143     SH      SOLE     N/A    636,143
ALFACELL CORP                     COM               015404106        106       48,122     SH      SOLE     N/A     48,122
ANTIGENICS INC DEL                COM               037032109      2,796      516,783     SH      SOLE     N/A    516,783
BIOENVISION INC                   COM               09059N100      3,779      519,120     SH      SOLE     N/A    519,120
BIOGEN IDEC INC                   COM               09062X103      2,067       59,995     SH      SOLE     N/A     59,995
CELGENE CORP                      COM               151020104      3,905       95,939     SH      SOLE     N/A     95,939
DENDREON CORP                     COM               24823Q107      9,810    1,875,778     SH      SOLE     N/A  1,875,778
DISCOVERY LABORATORIES INC NEW    COM               254668106      2,211      303,277     SH      SOLE     N/A    303,277
ELAN CORP PLC-ADR                 ADR               284131208        409       59,995     SH      SOLE     N/A     59,995
EMISPHERE TECHNOLOGIES INC        COM               291345106      4,198    1,044,250     SH      SOLE     N/A  1,044,250
FORBES MEDI-TECH INC              COM               344907100        234      130,200     SH      SOLE     N/A    130,200
ICOS CORP                         COM               449295104        926       43,720     SH      SOLE     N/A     43,720
INTERMUNE PHARMACEUTICALS INC     COM               45884X103      2,661      204,066     SH      SOLE     N/A    204,066
LIGAND PHARMACEUTICALS INC        CL B              53220K207      5,886      846,876     SH      SOLE     N/A    846,876
MARTEK BIOSCIENCES CORP           COM               572901106      2,214       58,315     SH      SOLE     N/A     58,315
NASTECH PHARMACEUTICAL INC        COMPAR $0.006     631728409        209       14,700     SH      SOLE     N/A     14,700
NEKTAR THERAPEUTICS               COM               640268108      1,236       73,451     SH      SOLE     N/A     73,451
NEUROBIOLOGICAL TECHNOLOGIES      COM               64124W106      1,603      530,960     SH      SOLE     N/A    530,960
NEUROCHEM INC                     COM               64125K101      3,151      313,512     SH      SOLE     N/A    313,512
NITROMED INC                      COM               654798503      1,134       58,313     SH      SOLE     N/A     58,313
PHARMACYCLICS INC                 COM               716933106      9,459    1,259,569     SH      SOLE     N/A  1,259,569
RENOVIS INC                       COM               759885106      1,142       74,790     SH      SOLE     N/A     74,790
SPECTRUM PHARMACEUTICALS INC      COM               84763A108      1,458      347,224     SH      SOLE     N/A    347,224
VASOGEN INC                       COM               92232F103      1,313      268,583     SH      SOLE     N/A    268,583
VION PHARMACEUTICALS INC          COM               927624106      1,432      660,035     SH      SOLE     N/A    660,035

                                                25               69,223

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         25
Form 13F Information Table Value Total:         69,223
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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